Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our long-term incentive compensation does not currently include regular stock option grants. In fiscal 2025, such compensation consisted solely of RSUs. Outside of the annual grant cycle, we may make RSU or stock option awards in connection with a new hire package, retention grant or severance package. Equity awards, including stock options, are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis of option or other equity grant dates.

Award Timing Method	Outside of the annual grant cycle, we may make RSU or stock option awards in connection with a new hire package, retention grant or severance package.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Equity awards, including stock options, are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis of option or other equity grant dates.
MNPI Disclosure Timed for Compensation Value	false